Note 4 - Investment and Equity Securities - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 98,516	$ 93,631
Gross unrealized gains	855	2,048
Gross unrealized losses	(1,049)	(396)
Investment securities available for sale, at fair value	98,322	95,283
US Government Agencies Debt Securities [Member]
Amortized cost	7,442	8,664
Gross unrealized gains	90	126
Gross unrealized losses	(61)	(71)
Investment securities available for sale, at fair value	7,471	8,719
Taxable Municipal Bonds [Member]
Amortized cost	502	504
Gross unrealized gains	10	8
Gross unrealized losses
Investment securities available for sale, at fair value	512	512
Nontaxable Municipal Bonds [Member]
Amortized cost	72,387	65,408
Gross unrealized gains	667	1,547
Gross unrealized losses	(473)	(38)
Investment securities available for sale, at fair value	72,581	66,917
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	18,185	18,640
Gross unrealized gains	88	157
Gross unrealized losses	(515)	(287)
Investment securities available for sale, at fair value	$ 17,758	18,510
Debt Securities [Member]
Amortized cost		93,216
Gross unrealized gains		1,838
Gross unrealized losses		(396)
Investment securities available for sale, at fair value		94,658
Equity Securities [Member]
Amortized cost		415
Gross unrealized gains		210
Gross unrealized losses
Investment securities available for sale, at fair value		$ 625